Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	US$			US$ Equivalent (RMB)			US$ Equivalent (Others)			Total in US$
	Overseas	PRC		Overseas	PRC		Overseas	PRC
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2020	39,092,003	258,019	—	667,662	3,778,978	5,511	1,482,135	—	—	45,284,308
December 31, 2021	39,987,355	103,162	—	124,661	3,193,402	9,570	205,438	—	—	43,623,588